GLOPP-STAT SUP-1 010213
Statutory Prospectus Supplement dated January 2, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:
Invesco Global Opportunities Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Stephen Anness	Portfolio Manager	2013
Nick Mustoe	Portfolio Manager	2012”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“Investment decisions for the Fund are made by the investment management team at Invesco Asset Management. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Stephen Anness, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Asset Management and/or its affiliates since 2002.

•	Nick Mustoe, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco Asset Management and/or its affiliates since 2010. He was on sabbatical in 2009, and was the Chief Investment Officer at Pictet Asset Management from 2006 to 2008.
     The portfolio managers are assisted by Invesco’s Global Equity Group, which is comprised of portfolio managers and research analysts. Members of the Global Equity Group may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
GLOPP-STAT SUP-1 010213

GLOPP- STAT SUP-2 1010213
Statutory Prospectus Supplement dated January 2, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares of the Fund listed below:
Invesco Global Opportunities Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY— Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Stephen Anness	Portfolio Manager	2013
Nick Mustoe	Portfolio Manager	2012”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“Investment decisions for the Fund are made by the investment management team at Invesco Asset Management. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Stephen Anness, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Asset Management and/or its affiliates since 2002.

•	Nick Mustoe, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco Asset Management and/or its affiliates since 2010. He was on sabbatical in 2009, and was the Chief Investment Officer at Pictet Asset Management from 2006 to 2008.
     The portfolio managers are assisted by Invesco’s Global Equity Group, which is comprised of portfolio managers and research analysts. Members of the Global Equity Group may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
GLOPP- STAT SUP-2 1010213